UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1. Reports to Stockholders

This filing is on behalf of five of the six series of portfolios of SunAmerica Series, Inc.

SEMI-ANNUAL REPORT 2018

SunAmerica Series, Inc.

■  AIG Asset Allocation Funds

■  AIG Focused Dividend Strategy Fund

■  AIG Strategic Value Fund

■  AIG Select Dividend Growth Fund

aig.com/funds

Table of Contents

A Message from the President	2
Expense Example	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Portfolio of Investments	16
Notes to Financial Statements	32
Supplement to the Prospectus	50

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for SunAmerica Series, Inc. (the "Series"), including the AIG Multi-Asset Allocation Fund, AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, AIG Strategic Value Fund and AIG Select Dividend Growth Fund (the "Funds"), covering the six-month period ended April 30, 2018.

Overall, global equities, global bonds and commodities advanced during the semi-annual period, though volatility across markets heightened significantly. Investor sentiment was dominated by global economic data, central bank monetary policy and political events.

As the semi-annual period began in November 2017, global equities posted positive results, recording a seventh consecutive quarter of gains by the end of the calendar year. Political concerns dominated headlines globally, while data across most major economies remained largely positive. U.S. equities rose for the ninth straight quarter, as low unemployment, robust corporate earnings and strong consumer and business spending contributed to positive market sentiment. U.S. tax reform was a key area of focus, culminating with a tax reform bill signed into law at the end of the December. Elsewhere, European equities ended the fourth calendar quarter with its seventh consecutive quarter of positive performance, and Japanese equities led the rally amongst markets in the Pacific Basin region. On the monetary policy front, the European Central Bank prepared to reduce its monthly asset purchases beginning in January 2018. The U.S. Federal Reserve (the "Fed") raised the targeted federal funds rate by 25 basis points† in December, citing labor market strength and a solid rate of economic growth.

During the first quarter of 2018, a sharp correction in global equity markets and a large spike in volatility were initially triggered by concerns about robust labor market data and escalating inflation risks in the U.S. and, in turn, market speculation of a faster pace of interest rate hikes. Renewed concerns about the increasingly hostile exchanges between North Korea and the White House and fears of a global trade war further unsettled financial markets. The U.S. Administration had imposed stiff tariffs on steel and aluminum and announced plans to implement tariffs on Chinese imports, while also enacting tighter restrictions on acquisitions and technology transfers. U.S. equities posted their first quarterly loss since September 2015. European equities declined even more than U.S. equities, and Japanese equities were the worst performing market in the Pacific Basin region for the quarter. The Fed increased the targeted federal funds rate by another 25 basis points in March 2018, noting the U.S. economic outlook had strengthened in recent months. April saw volatility continue, driven by trade headlines around U.S. and China, rising U.S. Treasury yields and increased focus on the technology sector given ongoing discussion around the regulatory environment. Investor concern also increased with rising geopolitical risks surrounding North Korea and Syria as well as by the announcement of additional sanctions on Russia. U.S. and developed markets international equities eked out modestly positive returns for the month, while emerging markets equities generated a modest decline.

The broad global fixed income market posted a modestly positive return during the semi-annual period overall, though U.S. fixed income experienced a decline as U.S. Treasury yields generally moved higher along with a pickup in inflation expectations. The U.S. Treasury yield curve, or spectrum of maturities, flattened slightly, as yields on longer-term maturities rose less than yields on shorter- and intermediate-term maturities. (A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.) Spread, or non-government bond, sectors generally outperformed U.S. Treasury securities, led by high yield corporate bonds.

In commodities, oil prices hit a two-year high during the fourth quarter of 2017 following an extended OPEC supply-cut agreement through the end of 2018. Continued drawdowns in U.S. crude inventories and renewed fears of a supply disruption in the Middle East following heightened concerns about potential U.S. sanctions on Iran drove an ongoing rally in oil prices through the end of the semi-annual period. Gold prices moved higher on concerns about U.S. tariffs stifling global economic growth and on mounting geopolitical tensions. Conversely, agriculture and livestock was the weakest commodities sector during the semi-annual period.

Amid these conditions, the investment markets posted mixed results during the semi-annual period. Despite heightened market volatility, U.S. equities modestly outpaced international equities, with the representative S&P 500 Index* returning 3.82% and Russell 3000 Index* returning 3.79%. Within the U.S. equity market, growth-oriented

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

equities significantly outpaced value-oriented equities, with the representative Russell 3000 Growth Index* returning 5.66% and Russell 3000 Value Index* returning 1.86%. International equity markets, represented by the MSCI ACWI ex-US (Net),* returned 3.47%. U.S. bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,* and global bonds, as represented by the Bloomberg Barclays Global Aggregate Bond Index,* posted returns of -1.87% and 1.19%, respectively, for the semi-annual period overall. The ICE BofAML U.S. Treasury Index* returned -1.80%, while international government bonds, as represented by the FTSE WGBI (USD, hedged),* returned 0.48%. Commodities, as represented by the Bloomberg Commodity Index,* returned 4.74% for the semi-annual period.

Whether you invest in any of our Funds separately or you invest in a mix of AIG Funds through our Asset Allocation Funds, we believe our mutual funds may provide valuable tools for investors and their financial advisors to help optimize their asset allocations amid whatever market conditions may arise.

On the following pages, you will find financial statements and portfolio information for each of the Series Funds for the six-month period ended April 30, 2018.

Thank you for being a part of the Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

†  A basis point is 1/100th of a percentage point.

*  The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. The Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI ACWI (Morgan Stanley Capital International All Country World Index) ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 46 developed and emerging markets throughout the world, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asian- Pacific Aggregate Indices. The ICE BofAML U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. The FTSE WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The Bloomberg Commodity Index is a broadly diversified index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The AIG Focused Dividend Strategy Fund holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The AIG Select Dividend Growth Fund holds up to 40 high-dividend yielding common stocks selected annually from the Russell 1000 Index. The AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund are funds-of-funds, allocated and monitored by SunAmerica Asset Management, LLC.

EXPENSE EXAMPLE — April 30, 2018 — (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Series, Inc. (the "Series"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2017 and held until April 30, 2018.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2018" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' Prospectuses, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2018 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value At November 1, 2017	Ending Account Value Using Actual Return at April 30, 2018	Expenses Paid During the Six Months Ended April 30, 2018*	Beginning Account Value At November 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2018*	Expenses Paid During the Six Months Ended April 30, 2018*	Annualized Expense Ratio*
AIG Multi-Asset Allocation Fund†
Class A	$1,000.00	$1,018.87	$1.05	$1,000.00	$1,023.75	$1.05	0.21%
Class B#	$1,000.00	$1,015.31	$4.50	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,015.34	$4.30	$1,000.00	$1,020.53	$4.31	0.86%
Class I#	$1,000.00	$1,018.39	$1.25	$1,000.00	$1,023.55	$1.25	0.25%
AIG Active Allocation Fund†
Class A	$1,000.00	$1,013.78	$1.20	$1,000.00	$1,023.60	$1.20	0.24%
Class B#	$1,000.00	$1,010.50	$4.49	$1,000.00	$1,020.33	$4.51	0.90%
Class C#	$1,000.00	$1,009.99	$4.49	$1,000.00	$1,020.33	$4.51	0.90%
Class I#	$1,000.00	$1,013.58	$1.25	$1,000.00	$1,023.55	$1.25	0.25%
AIG Focused Dividend Strategy Fund
Class A	$1,000.00	$1,010.97	$5.19	$1,000.00	$1,019.64	$5.21	1.04%
Class B	$1,000.00	$1,008.18	$8.41	$1,000.00	$1,016.41	$8.45	1.69%
Class C	$1,000.00	$1,007.65	$8.36	$1,000.00	$1,016.46	$8.40	1.68%
Class W	$1,000.00	$1,012.16	$4.19	$1,000.00	$1,020.63	$4.21	0.84%
AIG Strategic Value Fund
Class A	$1,000.00	$1,010.90	$7.18	$1,000.00	$1,017.65	$7.20	1.44%
Class C	$1,000.00	$1,007.49	$10.50	$1,000.00	$1,014.33	$10.54	2.11%
Class W#	$1,000.00	$1,010.25	$7.58	$1,000.00	$1,017.26	$7.60	1.52%
AIG Select Dividend Growth Fund
Class A	$1,000.00	$1,051.17	$8.49	$1,000.00	$1,016.51	$8.35	1.67%
Class C#	$1,000.00	$1,047.18	$12.03	$1,000.00	$1,013.04	$11.83	2.37%
Class W#	$1,000.00	$1,051.84	$7.73	$1,000.00	$1,017.26	$7.60	1.52%

*  Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2018" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2018" and the "Annualized Expense Ratio" would have been lower.

†  Does not include the expenses of the underlying funds that the Funds bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2018" and the "Annualized Expense Ratio" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2018 — (unaudited)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$12,907,660,553	$224,167,352	$42,176,955
Investments at value (affiliated)*	261,333,370	147,250,028	721,961,255	—	—
Repurchase agreements (cost approximates value)	—	—	3,118,000	2,332,000	608,000
Cash	—	—	94	337	771
Receivable for:
Fund shares sold	107,879	131,432	14,423,328	66,149	582
Dividends and interest	—	—	36,173,383	260,253	51,784
Investments sold	—	—	180,474,738	—	—
Prepaid expenses and other assets	7,380	7,377	41,456	8,219	7,434
Due from investment adviser for expense reimbursements/fee waivers	2,152	3,154	—	1,916	2,722
Total assets	261,450,781	147,391,991	13,863,852,807	226,836,226	42,848,248
LIABILITIES:
Payable for:
Fund shares redeemed	241,888	211,272	19,944,894	218,567	26,499
Investment advisory and management fees	21,628	12,209	4,983,258	142,282	26,566
Distribution and account maintenance fees	23,383	16,346	4,435,936	72,265	13,097
Service fees – Class W	—	—	725,064	463	128
Transfer agent fees and expenses	32,824	15,187	2,730,501	62,753	9,653
Directors' fees and expenses	773	562	536	2,157	—
Other accrued expenses	98,973	91,129	1,781,500	53,665	51,833
Total liabilities	419,469	346,705	34,601,689	552,152	127,776
Net Assets	$261,031,312	$147,045,286	$13,829,251,118	$226,284,074	$42,720,472
*Cost
Investments (unaffiliated)	$—	$—	$12,603,481,499	$213,641,134	$37,455,267
Investments (affiliated)	$245,187,312	$136,508,130	$666,303,218	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2018 — (unaudited) (continued)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,437	$843	$79,475	$746	$255
Paid-in capital	264,984,753	133,440,335	12,501,510,529	195,462,178	37,794,046
	264,986,190	133,441,178	12,501,590,004	195,462,924	37,794,301
Accumulated undistributed net investment income (loss)	(2,170,715)	(1,362,560)	27,236,492	1,083,596	(24,102)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from Underlying Funds	(17,930,221)	4,224,770	940,587,531	19,211,336	228,585
Unrealized appreciation (depreciation) on investments	16,146,058	10,741,898	359,837,091	10,526,218	4,721,688
Net Assets	$261,031,312	$147,045,286	$13,829,251,118	$226,284,074	$42,720,472
Class A:
Net assets	$217,834,619	$116,231,794	$4,155,372,667	$210,182,230	$39,797,191
Shares outstanding	11,984,420	6,652,030	238,082,747	6,898,327	2,372,887
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$18.18	$17.47	$17.45	$30.47	$16.77
Maximum sales charge (5.75% of offering price)	1.11	1.07	1.06	1.86	1.02
Maximum offering price to public	$19.29	$18.54	$18.51	$32.33	$17.79
Class B:
Net assets	$17,252,626	$11,669,517	$403,320,300	$—	$—
Shares outstanding	951,293	674,287	23,304,625	—	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$18.14	$17.31	$17.31	$—	$—
Class C:
Net assets	$25,608,523	$18,565,815	$3,457,918,561	$12,399,876	$1,856,482
Shares outstanding	1,412,992	1,068,760	199,941,987	440,023	111,207
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$18.12	$17.37	$17.29	$28.18	$16.69
Class I:
Net assets	$335,544	$578,160	$—	$—	$—
Shares outstanding	18,469	33,017	—	—	—
Net asset value, offering and redemption price per share	$18.17	$17.51	$—	$—	$—
Class W:
Net assets	$—	$—	$5,812,639,590	$3,701,968	$1,066,799
Shares outstanding	—	—	333,416,077	121,524	63,805
Net asset value, offering and redemption price per share	$—	$—	$17.43	$30.46	$16.72

See Notes to Financial Statements.

STATEMENT OF OPERATIONS — For the six months ended April 30, 2018 — (unaudited)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$239,825,272	$3,170,882	$678,896
Dividends (affiliated)		2,221,525	1,312,503	17,864,006
Interest (unaffiliated)	—	—	77,635	2,435	488
Total investment income*	2,221,525	1,312,503	257,766,913	3,173,317	679,384
Expenses:
Investment advisory and management fees	134,868	76,186	31,375,047	897,308	170,190
Distribution and account maintenance fees:
Class A	—	—	7,936,351	335,011	73,840
Class B	60,417	39,215	2,147,884	—	—
Class C	225,646	131,488	18,611,473	212,874	8,265
Service fees – Class W	—	—	4,410,110	2,410	609
Transfer agent fees and expenses:
Class A	19,946	9,314	5,079,684	228,328	48,139
Class B	3,312	2,100	481,923	—	—
Class C	7,321	3,711	4,134,762	50,748	2,652
Class I	429	442	—	—	—
Class W	—	—	6,518,479	4,550	1,300
Registration fees:
Class A	12,522	12,212	127,702	13,247	9,055
Class B	8,952	7,904	12,978	—	—
Class C	10,675	10,731	73,199	9,555	6,462
Class I	950	7,054	—	—	—
Class W	—	—	193,872	14,713	6,594
Custodian and accounting fees	5,993	5,984	707,619	17,387	12,455
Reports to shareholders	28,647	13,296	589,222	17,796	16,474
Audit and tax fees	20,801	20,804	27,693	27,078	21,452
Legal fees	26,587	19,711	158,059	28,863	8,353
Directors' fees and expenses	7,471	4,411	339,232	7,485	681
Interest expense	—	—	—	432	147
Other expenses	11,081	9,942	136,923	12,557	10,040
Total expenses before fee waivers, expense reimbursements, and expense recoupments	585,618	374,505	83,062,212	1,880,342	396,708
Net (fees waived and expenses reimbursed)/recouped by investment advisor/distributor (Note 3)	(6,242)	(13,111)	—	(10,854)	(12,293)
Net expenses	579,376	361,394	83,062,212	1,869,488	384,415
Net investment income (loss)	1,642,149	951,109	174,704,701	1,303,829	294,969
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	944,207,359	19,451,751	280,805
Net realized gain (loss) on investments (affiliated)	1,530,261	599,775	(2,733,875)	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	9,203,470	5,592,946	—	—	—
Net realized gain (loss) on investments and foreign currencies	10,733,731	6,192,721	941,473,484	19,451,751	280,805
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	(1,245,795,827)	(17,979,751)	1,678,407
Change in unrealized appreciation (depreciation) on investments (affiliated)	(7,503,416)	(5,073,007)	294,370,127	—	—
Net unrealized gain (loss) on investments and foreign currencies	(7,503,416)	(5,073,007)	(951,425,700)	(17,979,751)	1,678,407
Net realized and unrealized gain (loss) on investments and foreign currencies	3,230,315	1,119,714	(9,952,216)	1,472,000	1,959,212
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,872,464	$2,070,823	$164,752,485	$2,775,829	$2,254,181

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	AIG Multi-Asset Allocation Fund		AIG Active Allocation Fund
	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,642,149	$2,704,204	$951,109	$1,848,734
Net realized gain (loss) on investments and foreign currencies	10,733,731	5,055,362	6,192,721	2,354,737
Net unrealized gain (loss) on investments and foreign currencies	(7,503,416)	29,044,978	(5,073,007)	16,079,652
Net increase (decrease) in net assets resulting from operations	4,872,464	36,804,544	2,070,823	20,283,123
Distributions to shareholders from:
Net investment income (Class A)	(3,896,711)	(1,960,035)	(1,719,265)	(1,236,226)
Net investment income (Class B)	(303,311)	(112,069)	(200,506)	(109,986)
Net investment income (Class C)	(1,351,953)	(559,128)	(741,546)	(409,346)
Net investment income (Class I)	(7,622)	(3,267)	(11,076)	(7,745)
Net investment income (Class W)	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class W)	—	—	—	—
Total distributions to shareholders	(5,559,597)	(2,634,499)	(2,672,393)	(1,763,303)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(10,972,020)	(30,598,698)	(4,758,441)	(12,925,676)
Total increase (decrease) in net assets	(11,659,153)	3,571,347	(5,360,011)	5,594,144
NET ASSETS:
Beginning of period	272,690,465	269,119,118	152,405,297	146,811,153
End of period†	$261,031,312	$272,690,465	$147,045,286	$152,405,297
†Includes accumulated undistributed net investment income (loss)	$(2,170,715)	$1,746,733	$(1,362,560)	$358,724

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	AIG Focused Dividend Strategy Fund		AIG Strategic Value Fund		AIG Select Dividend Growth Fund
	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$174,704,701	$321,881,876	$1,303,829	$1,816,308	$294,969	$679,970
Net realized gain (loss) on investments and foreign currencies	941,473,484	1,154,947,320	19,451,751	21,239,413	280,805	2,485,310
Net unrealized gain (loss) on investments and foreign currencies	(951,425,700)	555,050,722	(17,979,751)	18,012,826	1,678,407	3,598,165
Net increase (decrease) in net assets resulting from operations	164,752,485	2,031,879,918	2,775,829	41,068,547	2,254,181	6,763,445
Distributions to shareholders from:
Net investment income (Class A)	(48,813,051)	(143,611,777)	(1,501,993)	(2,447,435)	(304,858)	(701,219)
Net investment income (Class B)	(3,285,650)	(9,833,966)	—	—	—	—
Net investment income (Class C)	(28,481,432)	(90,184,893)	(128,012)	(419,293)	(7,059)	(16,138)
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class W)	(71,630,645)	(149,140,581)	(22,458)	—	(7,151)	(14,694)
Net realized gain on securities (Class A)	(342,421,138)	(11,748,902)	—	—	(2,257,068)	(661,943)
Net realized gain on securities (Class B)	(32,529,378)	(932,932)	—	—	—	—
Net realized gain on securities (Class C)	(280,585,069)	(8,836,605)	—	—	(96,546)	(23,716)
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class W)	(427,666,112)	(8,862,521)	—	—	(35,484)	(16,702)
Total distributions to shareholders	(1,235,412,475)	(423,152,177)	(1,652,463)	(2,866,728)	(2,708,166)	(1,434,412)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	694,207,337	214,485,396	(14,012,272)	(26,789,792)	(123,200)	(2,854,955)
Total increase (decrease) in net assets	(376,452,653)	1,823,213,137	(12,888,906)	11,412,027	(577,185)	2,474,078
NET ASSETS:
Beginning of period	14,205,703,771	12,382,490,634	239,172,980	227,760,953	43,297,657	40,823,579
End of period†	$13,829,251,118	$14,205,703,771	$226,284,074	$239,172,980	$42,720,472	$43,297,657
†Includes accumulated undistributed net investment income (loss)	$27,236,492	$4,742,569	$1,083,596	$1,432,230	$(24,102)	$(3)

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG MULTI-ASSET ALLOCATION FUND
Class A
10/31/13	$13.09	$0.13	$2.25	$2.38	$(0.15)	$—	$(0.15)	$15.32	18.37%	$180,231	0.21%		0.90%		51%
10/31/14	15.32	0.17	1.00	1.17	(0.32)	—	(0.32)	16.17	7.79	184,435	0.19		1.06		32
10/31/15	16.17	0.17	(0.09)	0.08	(0.25)	—	(0.25)	16.00	0.51	165,216	0.19		1.02		3
10/31/16	16.00	0.18	0.18	0.36	(0.25)	—	(0.25)	16.11	2.33	154,476	0.20		1.14		18
10/31/17	16.11	0.22	2.14	2.36	(0.21)	—	(0.21)	18.26	14.75	169,484	0.20		1.26		12
4/30/18(5)	18.26	0.11	0.23	0.34	(0.42)	—	(0.42)	18.18	1.89	217,835	0.21	(6)	1.26	(6)	2
Class B
10/31/13	$12.97	$0.04	$2.22	$2.26	$(0.04)	$—	$(0.04)	$15.19	17.49%	$41,127	0.89%		0.26%		51%
10/31/14	15.19	0.06	1.00	1.06	(0.21)	—	(0.21)	16.04	7.04	32,172	0.87		0.40		32
10/31/15	16.04	0.06	(0.09)	(0.03)	(0.13)	—	(0.13)	15.88	(0.17)	26,435	0.90		0.35		3
10/31/16	15.88	0.07	0.19	0.26	(0.13)	—	(0.13)	16.01	1.65	21,705	0.88		0.45		18
10/31/17	16.01	0.10	2.13	2.23	(0.09)	—	(0.09)	18.15	13.95	19,438	0.90	(4)	0.56	(4)	12
4/30/18(5)	18.15	0.08	0.20	0.28	(0.29)	—	(0.29)	18.14	1.53	17,253	0.90	(4)(6)	0.82	(4)(6)	2
Class C
10/31/13	$12.98	$0.04	$2.23	$2.27	$(0.05)	$—	$(0.05)	$15.20	17.59%	$133,267	0.84%		0.28%		51%
10/31/14	15.20	0.07	1.00	1.07	(0.22)	—	(0.22)	16.05	7.14	122,388	0.83		0.43		32
10/31/15	16.05	0.06	(0.09)	(0.03)	(0.14)	—	(0.14)	15.88	(0.15)	105,928	0.84		0.39		3
10/31/16	15.88	0.08	0.18	0.26	(0.14)	—	(0.14)	16.00	1.67	92,667	0.84		0.50		18
10/31/17	16.00	0.11	2.13	2.24	(0.10)	—	(0.10)	18.14	14.05	83,432	0.84		0.62		12
4/30/18(5)	18.14	0.12	0.16	0.28	(0.30)	—	(0.30)	18.12	1.53	25,609	0.86	(6)	1.22	(6)	2
Class I
10/31/13	$13.09	$0.12	$2.24	$2.36	$(0.14)	$—	$(0.14)	$15.31	18.24%	$459	0.25	%(4)	0.84	%(4)	51%
10/31/14	15.31	0.17	0.99	1.16	(0.32)	—	(0.32)	16.15	7.68	321	0.25	(4)	1.11	(4)	32
10/31/15	16.15	0.15	(0.07)	0.08	(0.24)	—	(0.24)	15.99	0.51	331	0.25	(4)	0.93	(4)	3
10/31/16	15.99	0.17	0.18	0.35	(0.24)	—	(0.24)	16.10	2.25	272	0.25	(4)	1.07	(4)	18
10/31/17	16.10	0.20	2.15	2.35	(0.20)	—	(0.20)	18.25	14.71	337	0.25	(4)	1.19	(4)	12
4/30/18(5)	18.25	0.12	0.22	0.34	(0.42)	—	(0.42)	18.17	1.84	336	0.25	(4)(6)	1.36	(4)(6)	2

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/13	10/31/14	10/31/15	10/31/16	10/31/17	04/30/18(5)(6)
AIG Multi-Asset Allocation Class B	—%	—%	—%	—%	0.01%	0.05%
AIG Multi-Asset Allocation Class I	0.33	0.27	0.19	1.49	0.98	0.74

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG ACTIVE ALLOCATION FUND
Class A
10/31/13	$12.92	$0.17	$1.99	$2.16	$(0.17)	$—	$(0.17)	$14.91	16.86%	$93,392	0.22%		1.20%		70%
10/31/14	14.91	0.21	0.92	1.13	(0.39)	—	(0.39)	15.65	7.67	92,459	0.22		1.40		38
10/31/15	15.65	0.23	(0.17)	0.06	(0.28)	—	(0.28)	15.43	0.37	85,145	0.22		1.48		6
10/31/16	15.43	0.23	0.16	0.39	(0.31)	—	(0.31)	15.51	2.59	79,796	0.22		1.53		29
10/31/17	15.51	0.25	2.03	2.28	(0.24)	—	(0.24)	17.55	14.81	91,194	0.23		1.51		12
4/30/18(5)	17.55	0.11	0.13	0.24	(0.32)	—	(0.32)	17.47	1.38	116,232	0.24	(6)	1.33	(6)	6
Class B
10/31/13	$12.83	$0.07	$1.99	$2.06	$(0.09)	$—	$(0.09)	$14.80	16.16%	$20,980	0.90	%(4)	0.53	%(4)	70%
10/31/14	14.80	0.11	0.90	1.01	(0.29)	—	(0.29)	15.52	6.95	18,589	0.90	(4)	0.72	(4)	38
10/31/15	15.52	0.13	(0.19)	(0.06)	(0.17)	—	(0.17)	15.29	(0.38)	15,704	0.90	(4)	0.81	(4)	6
10/31/16	15.29	0.13	0.17	0.30	(0.21)	—	(0.21)	15.38	1.98	14,091	0.90	(4)	0.85	(4)	29
10/31/17	15.38	0.14	2.01	2.15	(0.13)	—	(0.13)	17.40	14.02	13,031	0.90	(4)	0.84	(4)	12
4/30/18(5)	17.40	0.08	0.10	0.18	(0.27)	—	(0.27)	17.31	1.05	11,670	0.90	(4)(6)	0.88	(4)(6)	6
Class C
10/31/13	$12.88	$0.08	$1.98	$2.06	$(0.09)	$—	$(0.09)	$14.85	16.10%	$68,940	0.87%		0.56%		70%
10/31/14	14.85	0.11	0.91	1.02	(0.30)	—	(0.30)	15.57	6.95	67,520	0.86		0.76		38
10/31/15	15.57	0.13	(0.18)	(0.05)	(0.17)	—	(0.17)	15.35	(0.28)	60,073	0.87		0.84		6
10/31/16	15.35	0.14	0.16	0.30	(0.21)	—	(0.21)	15.44	2.01	52,428	0.86		0.90		29
10/31/17	15.44	0.14	2.02	2.16	(0.13)	—	(0.13)	17.47	14.06	47,569	0.88		0.86		12
4/30/18(5)	17.47	0.11	0.07	0.18	(0.28)	—	(0.28)	17.37	1.00	18,566	0.90	(4)(6)	1.17	(6)	6
Class I
10/31/13	$12.94	$0.16	$2.01	$2.17	$(0.17)	$—	$(0.17)	$14.94	16.89%	$798	0.25	%(4)	1.18	%(4)	70%
10/31/14	14.94	0.23	0.89	1.12	(0.38)	—	(0.38)	15.68	7.61	551	0.25	(4)	1.47	(4)	38
10/31/15	15.68	0.23	(0.18)	0.05	(0.27)	—	(0.27)	15.46	0.34	526	0.25	(4)	1.44	(4)	6
10/31/16	15.46	0.23	0.16	0.39	(0.31)	—	(0.31)	15.54	2.57	497	0.25	(4)	1.50	(4)	29
10/31/17	15.54	0.24	2.05	2.29	(0.24)	—	(0.24)	17.59	14.82	612	0.25	(4)	1.48	(4)	12
4/30/18(5)	17.59	0.13	0.11	0.24	(0.32)	—	(0.32)	17.51	1.36	578	0.25	(4)(6)	1.50	(4)(6)	6

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/13	10/31/14	10/31/15	10/31/16	10/31/17	04/30/18(5)(6)
AIG Active Allocation Class B	0.03%	0.02%	0.04%	0.08%	0.05%	0.09%
AIG Active Allocation Class C	—	—	—	—	—	0.00
AIG Active Allocation Class I	1.51	1.74	2.26	1.45	3.16	2.41

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG FOCUSED DIVIDEND STRATEGY FUND
Class A
10/31/13	$13.18	$0.43	$4.44	$4.87	$(0.42)	$(0.17)	$(0.59)	$17.46	38.00%	$3,894,978	0.98%		2.88%		42%
10/31/14	17.46	0.43	1.19	1.62	(0.41)	(0.57)	(0.98)	18.10	9.78	3,783,631	1.07		2.47		47
10/31/15	18.10	0.39	0.62	1.01	(0.42)	(1.08)	(1.50)	17.61	6.32	4,213,860	1.06		2.26		56
10/31/16	17.61	0.51	0.12	0.63	(0.42)	(1.16)	(1.58)	16.66	4.38	4,849,219	1.05		3.16		60
10/31/17	16.66	0.45	2.28	2.73	(0.54)	(0.04)	(0.58)	18.81	16.57	4,598,192	1.04		2.52		45
4/30/18(5)	18.81	0.23	0.05	0.28	(0.20)	(1.44)	(1.64)	17.45	1.10	4,155,373	1.04	(4)	2.50	(4)	23
Class B
10/31/13	$13.12	$0.33	$4.41	$4.74	$(0.33)	$(0.17)	$(0.50)	$17.36	37.05%	$237,272	1.64%		2.23%		42%
10/31/14	17.36	0.31	1.19	1.50	(0.30)	(0.57)	(0.87)	17.99	9.10	293,561	1.72		1.82		47
10/31/15	17.99	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.49	5.61	337,033	1.71		1.61		56
10/31/16	17.49	0.41	0.13	0.54	(0.32)	(1.16)	(1.48)	16.55	3.79	381,223	1.70		2.53		60
10/31/17	16.55	0.33	2.25	2.58	(0.43)	(0.04)	(0.47)	18.66	15.73	424,998	1.69		1.85		45
4/30/18(5)	18.66	0.17	0.06	0.23	(0.14)	(1.44)	(1.58)	17.31	0.82	403,320	1.69	(4)	1.85	(4)	23
Class C
10/31/13	$13.13	$0.32	$4.41	$4.73	$(0.33)	$(0.17)	$(0.50)	$17.36	37.00%	$1,922,796	1.63%		2.16%		42%
10/31/14	17.36	0.31	1.18	1.49	(0.30)	(0.57)	(0.87)	17.98	9.05	2,489,569	1.72		1.82		47
10/31/15	17.98	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.48	5.63	3,008,527	1.71		1.61		56
10/31/16	17.48	0.40	0.13	0.53	(0.32)	(1.16)	(1.48)	16.53	3.75	3,628,575	1.70		2.51		60
10/31/17	16.53	0.33	2.26	2.59	(0.43)	(0.04)	(0.47)	18.65	15.80	3,682,928	1.69		1.87		45
4/30/18(5)	18.65	0.17	0.05	0.22	(0.14)	(1.44)	(1.58)	17.29	0.77	3,457,919	1.68	(4)	1.86	(4)	23
Class W
05/15/13(4)@-10/31/13	$15.66	$0.33	$1.67	$2.00	$(0.20)	$—	$(0.20)	$17.46	12.88%	$1,023,004	0.79	%(3)(4)	2.42	%(3)(4)	42%
10/31/14	17.46	0.45	1.20	1.65	(0.45)	(0.57)	(1.02)	18.09	9.97	1,837,795	0.87		2.66		47
10/31/15	18.09	0.42	0.63	1.05	(0.46)	(1.08)	(1.54)	17.60	6.55	2,360,858	0.86		2.46		56
10/31/16	17.60	0.53	0.14	0.67	(0.46)	(1.16)	(1.62)	16.65	4.60	3,523,472	0.85		3.30		60
10/31/17	16.65	0.47	2.29	2.76	(0.58)	(0.04)	(0.62)	18.79	16.80	5,499,586	0.84		2.67		45
4/30/18(5)	18.79	0.25	0.06	0.31	(0.23)	(1.44)	(1.67)	17.43	1.22	5,812,640	0.84	(4)	2.71	(4)	23

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

10/31/13
AIG Focused Dividend Strategy Class W	0.00	%(4)

(4)  Annualized

(5)  Unaudited

@  Inception date of class.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG STRATEGIC VALUE FUND
Class A
10/31/13	$17.88	$0.23	$4.92	(3)	$5.15	$(0.24)	$—	$(0.24)	$22.79	29.21%	$164,273	1.46%		1.16%		76%
10/31/14	22.79	0.24	3.11		3.35	(0.17)	(0.10)	(0.27)	25.87	14.83	190,621	1.42		0.98		64
10/31/15	25.87	0.36	(0.22)		0.14	(0.27)	—	(0.27)	25.74	0.56	186,699	1.43		1.39		57
10/31/16	25.74	0.37	0.10		0.47	(0.36)	—	(0.36)	25.85	1.88	175,724	1.42		1.47		56
10/31/17	25.85	0.26	4.63		4.89	(0.36)	—	(0.36)	30.38	19.04	186,261	1.42		0.90		52
4/30/18(6)	30.38	0.19	0.15		0.34	(0.25)	—	(0.25)	30.47	1.09	210,182	1.44	(4)	1.22	(4)	44
Class C
10/31/13	$16.61	$0.09	$4.58	(3)	$4.67	$(0.12)	$—	$(0.12)	$21.16	28.33%	$60,267	2.12%		0.49%		76%
10/31/14	21.16	0.07	2.89		2.96	(0.06)	(0.10)	(0.16)	23.96	14.08	61,937	2.08		0.33		64
10/31/15	23.96	0.18	(0.20)		(0.02)	(0.13)	—	(0.13)	23.81	(0.09)	54,893	2.09		0.73		57
10/31/16	23.81	0.19	0.10		0.29	(0.21)	—	(0.21)	23.89	1.24	52,036	2.08		0.80		56
10/31/17	23.89	0.07	4.28		4.35	(0.20)	—	(0.20)	28.04	18.26	50,353	2.08		0.25		52
4/30/18(6)	28.04	0.08	0.13		0.21	(0.07)	—	(0.07)	28.18	0.75	12,400	2.11	(4)	0.52	(4)	44
Class W
04/20/17@-10/31/17	$28.02	$0.09	$2.26		$2.35	$—	$—	$—	$30.37	8.39%	$2,559	1.52	%(4)(5)	0.58	%(4)(5)	52%
4/30/18(6)	30.37	0.17	0.15		0.32	(0.23)	—	(0.23)	30.46	1.02	3,702	1.52	(4)(5)	1.14	(4)(5)	44

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Includes the effect of a merger.

(4)  Annualized

(5)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/17		04/30/18(4)(6)
AIG Strategic Value Class W	3.25	%(4)	0.68%

(6)  Unaudited

@  Inception date of class.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG SELECT DIVIDEND GROWTH FUND
Class A
05/02/14@-10/31/14	$15.00	$0.11	$0.73	$0.84	$(0.10)	$—	$(0.10)	$15.74	5.60%	$56,419	1.69	%(4)	1.40	%(4)	4%
10/31/15	15.74	0.34	(0.04)	0.30	(0.34)	(0.02)	(0.36)	15.68	1.94	52,244	1.48		2.08		79
10/31/16	15.68	0.24	0.71	0.95	(0.24)	(1.46)	(1.70)	14.93	7.20	39,422	1.56		1.65		69
10/31/17	14.93	0.25	2.29	2.54	(0.27)	(0.25)	(0.52)	16.95	17.19	40,917	1.63		1.57		72
4/30/18(5)	16.95	0.11	0.76	0.87	(0.12)	(0.93)	(1.05)	16.77	5.12	39,797	1.67	(4)	1.33	(4)	0
Class C
05/02/14@-10/31/14	$15.00	$0.05	$0.74	$0.79	$(0.06)	$—	$(0.06)	$15.73	5.27%	$108	2.37	%(4)	0.66	%(4)	4%
10/31/15	15.73	0.06	0.09	0.15	(0.24)	(0.02)	(0.26)	15.62	0.96	1,351	2.37		0.41		79
10/31/16	15.62	0.10	0.74	0.84	(0.12)	(1.46)	(1.58)	14.88	6.36	1,161	2.37		0.73		69
10/31/17	14.88	0.12	2.29	2.41	(0.16)	(0.25)	(0.41)	16.88	16.34	1,746	2.37		0.79		72
4/30/18(5)	16.88	0.05	0.76	0.81	(0.07)	(0.93)	(1.00)	16.69	4.72	1,856	2.37	(4)	0.61	(4)	0
Class W
05/02/14@-10/31/14	$15.00	$0.12	$0.73	$0.85	$(0.11)	$—	$(0.11)	$15.74	5.69%	$106	1.52	%(4)	1.51	%(4)	4%
10/31/15	15.74	0.32	(0.03)	0.29	(0.36)	(0.02)	(0.38)	15.65	1.86	108	1.52		2.01		79
10/31/16	15.65	0.21	0.75	0.96	(0.26)	(1.46)	(1.72)	14.89	7.25	241	1.52		1.56		69
10/31/17	14.89	0.24	2.32	2.56	(0.29)	(0.25)	(0.54)	16.91	17.37	635	1.52		1.55		72
4/30/18(5)	16.91	0.11	0.77	0.88	(0.14)	(0.93)	(1.07)	16.72	5.18	1,067	1.52	(4)	1.37	(4)	0

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14(4)	10/31/15	10/31/16	10/31/17	04/30/18(4)(5)
AIG Select Dividend Growth Class A	0.00%	0.11%	0.02%	0.00%	—%
AIG Select Dividend Growth Class C	19.34	2.01	0.64	0.88	0.62
AIG Select Dividend Growth Class W	19.57	19.46	5.19	2.18	1.65

(4)  Annualized

(5)  Unaudited

@  Commencement of Operations

See Notes to Financial Statements

AIG Multi-Asset Allocation Fund

PORTFOLIO PROFILE — April 30, 2018 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.4%
Domestic Fixed Income Investment Companies	19.8
Commodity Strategy Investment Companies	10.4
Global Strategies Investment Companies	9.9
Foreign Equity Investment Companies	9.6
100.1%

* Calculated as a percentage of net assets

AIG Multi-Asset Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.1%
Commodity Strategy Investment Companies—10.4%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $29,813,980)	3,619,209	$27,107,873
Domestic Equity Investment Companies—50.4%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	461,769	8,057,869
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	1,538,211	25,811,174
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	854,333	26,031,531
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,167,374	18,140,994
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	379,131	11,445,974
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	460,952	14,063,657
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	1,501,677	28,111,387
Total Domestic Equity Investment Companies (cost $111,463,650)		131,662,586
Domestic Fixed Income Investment Companies—19.8%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	3,801,238	12,924,210
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,744,773	5,844,990
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,970,653	26,409,109
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	788,456	6,410,149
Total Domestic Fixed Income Investment Companies (cost $53,299,142)		51,588,458
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—9.6%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,704,430	$16,055,730
SunAmerica Equity Funds, AIG Japan Fund, Class A	1,082,653	9,072,636
Total Foreign Equity Investment Companies (cost $24,034,759)		25,128,366
Global Strategies Investment Companies—9.9%
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	1,047,726	13,348,027
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	797,579	12,498,060
Total Global Strategies Investment Companies (cost $26,575,781)		25,846,087
TOTAL INVESTMENTS (cost $245,187,312)(1)	100.1%	261,333,370
Liabilities in excess of other assets	(0.1)	(302,058)
NET ASSETS —	100.0%	$261,031,312

#  See Note 5

@ The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

(1) See Note 6 for cost of investments on a tax basis.

AIG Multi-Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited) (continued)

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$261,333,370	$—	$—	$261,333,370

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

AIG Active Allocation Fund

PORTFOLIO PROFILE — April 30, 2018 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.8%
Domestic Fixed Income Investment Companies	27.4
Foreign Equity Investment Companies	10.7
Global Strategies Investment Companies	9.0
Commodity Strategy Investment Companies	3.2
100.1%

* Calculated as a percentage of net assets

AIG Active Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.1%
Commodity Strategy Investment Companies—3.2%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $4,619,111)	627,222	$4,697,895
Domestic Equity Investment Companies—49.8%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	487,192	8,501,508
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	632,533	10,613,908
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	475,476	14,487,754
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	322,252	5,007,792
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	445,600	13,452,667
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	393,770	12,013,931
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	490,399	9,180,263
Total Domestic Equity Investment Companies (cost $62,654,772)		73,257,823
Domestic Fixed Income Investment Companies—27.4%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,834,088	9,635,900
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,974,737	6,615,368
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	1,530,400	13,605,255
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	1,284,158	10,440,202
Total Domestic Fixed Income Investment Companies (cost $41,014,066)		40,296,725
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—10.7%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,180,614	$11,121,383
SunAmerica Equity Funds, AIG Japan Fund, Class A	560,178	4,694,289
Total Foreign Equity Investment Companies (cost $15,045,791)		15,815,672
Global Strategies Investment Companies—9.0%
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	803,649	10,238,494
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	187,838	2,943,419
Total Global Strategies Investment Companies (cost $13,174,390)		13,181,913
TOTAL INVESTMENTS (cost $136,508,130)(1)	100.1%	147,250,028
Liabilities in excess of other assets	(0.1)	(204,742)
NET ASSETS —	100.0%	$147,045,286

# See Note 5

@ The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

(1) See Note 6 for cost of investments on a tax basis.

AIG Active Allocation Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited) (continued)

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$147,250,028	$—	$—	$147,250,028

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

AIG Focused Dividend Strategy Fund

PORTFOLIO PROFILE — April 30, 2018 — (unaudited)

Industry Allocation*
Retail-Apparel/Shoe	10.6%
Medical-Drugs	10.1
Food-Misc./Diversified	8.2
Oil Companies-Integrated	6.8
Telephone-Integrated	6.5
Tobacco	5.5
Retail-Regional Department Stores	5.2
Networking Products	4.3
Retail-Restaurants	3.8
Electronic Components-Semiconductors	3.7
Chemicals-Diversified	3.6
Medical-Wholesale Drug Distribution	3.5
Computers	3.3
Pharmacy Services	3.2
Beverages-Non-alcoholic	3.2
Computer Services	3.1
Consumer Products-Misc.	3.0
Medical-Biomedical/Gene	3.0
Data Processing/Management	2.9
Cosmetics & Toiletries	2.7
Diversified Manufacturing Operations	2.4
98.6%

* Calculated as a percentage of net assets

AIG Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—98.6%
Beverages-Non-alcoholic—3.2%
Coca-Cola Co.	10,069,693	$435,111,435
Chemicals-Diversified—3.6%
LyondellBasell Industries NV, Class A	4,720,264	499,073,513
Computer Services—3.1%
International Business Machines Corp.	2,915,769	422,669,874
Computers—3.3%
HP, Inc.	21,363,707	459,106,063
Consumer Products-Misc.—3.0%
Kimberly-Clark Corp.	4,060,122	420,385,032
Cosmetics & Toiletries—2.7%
Procter & Gamble Co.	5,122,252	370,543,710
Data Processing/Management—2.9%
Paychex, Inc.	6,705,878	406,175,031
Diversified Manufacturing Operations—2.4%
General Electric Co.	23,538,306	331,183,965
Electronic Components-Semiconductors—3.7%
Texas Instruments, Inc.	5,020,301	509,209,130
Food-Misc./Diversified—8.2%
General Mills, Inc.	9,016,856	394,397,281
Kellogg Co.	7,018,494	413,389,297
Kraft Heinz Co.	5,666,973	319,503,938
		1,127,290,516
Medical-Biomedical/Gene—3.0%
Gilead Sciences, Inc.	5,750,055	415,326,473
Medical-Drugs—10.1%
AbbVie, Inc.	4,862,635	469,487,409
Merck & Co., Inc.	7,733,333	455,261,314
Pfizer, Inc.	12,945,558	473,936,878
		1,398,685,601
Medical-Wholesale Drug Distribution—3.5%
Cardinal Health, Inc.	7,532,089	483,334,151
Networking Products—4.3%
Cisco Systems, Inc.	13,359,783	591,704,789
Oil Companies-Integrated—6.8%
Chevron Corp.	3,969,095	496,573,475
Exxon Mobil Corp.	5,670,137	440,853,152
		937,426,627
Pharmacy Services—3.2%
CVS Health Corp.	6,286,307	438,972,818
Retail-Apparel/Shoe—10.6%
Gap, Inc.	16,480,512	481,890,171
L Brands, Inc.	9,853,815	343,996,681
Tapestry, Inc.	11,886,166	639,119,146
		1,465,005,998
Retail-Regional Department Stores—5.2%
Macy's, Inc.(1)	23,236,603	721,961,255
Retail-Restaurants—3.8%
Darden Restaurants, Inc.	5,723,399	531,474,831
Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated—6.5%
AT&T, Inc.	13,145,055	$429,843,299
Verizon Communications, Inc.	9,533,570	470,481,679
		900,324,978
Tobacco—5.5%
Altria Group, Inc.	7,288,288	408,945,840
Philip Morris International, Inc.	4,337,929	355,710,178
		764,656,018
Total Long-Term Investment Securities (cost $13,269,784,717)		13,629,621,808
REPURCHASE AGREEMENTS—0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $3,118,024 collateralized by $3,235,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and having an approximate value of $3,182,583 (cost $3,118,000)	$3,118,000	3,118,000
TOTAL INVESTMENTS (cost $13,272,902,717)(2)	98.6%	13,632,739,808
Other assets less liabilities	1.4	196,511,310
NET ASSETS	100.0%	$13,829,251,118

(1) See Note 5

(2) See Note 6 for cost of investments on a tax basis.

AIG Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,629,621,808	$—	$—	$13,629,621,808
Repurchase Agreements	—	3,118,000	—	3,118,000
Total Investments at Value	$13,629,621,808	$3,118,000	$—	$13,632,739,808

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

AIG Strategic Value Fund

PORTFOLIO PROFILE — April 30, 2018 — (unaudited)

Industry Allocation*
Medical-Drugs	6.8%
Insurance-Multi-line	4.6
Oil Companies-Integrated	4.5
Electronic Components-Semiconductors	4.4
Investment Management/Advisor Services	4.4
Food-Misc./Diversified	3.8
Oil Companies-Exploration & Production	3.2
Banks-Fiduciary	3.1
Insurance-Property/Casualty	3.1
Multimedia	3.1
Medical-Biomedical/Gene	3.0
Diversified Banking Institutions	2.9
Aerospace/Defense-Equipment	2.6
Electric-Integrated	2.5
Telephone-Integrated	2.4
Cosmetics & Toiletries	2.4
Pharmacy Services	2.2
Instruments-Controls	2.1
Tobacco	2.1
Networking Products	2.0
Enterprise Software/Service	1.9
Diversified Manufacturing Operations	1.6
Finance-Mortgage Loan/Banker	1.6
Oil Refining & Marketing	1.6
Steel-Producers	1.5
Auto/Truck Parts & Equipment-Original	1.4
Retail-Discount	1.3
Publishing-Newspapers	1.3
Auto-Cars/Light Trucks	1.3
Aerospace/Defense	1.2
Engines-Internal Combustion	1.2
Repurchase Agreements	1.0
Retail-Drug Store	1.0
Real Estate Management/Services	1.0
Chemicals-Diversified	1.0
Medical Labs & Testing Services	0.9
Semiconductor Components-Integrated Circuits	0.8
Medical-Wholesale Drug Distribution	0.7
Insurance-Life/Health	0.7
Tools-Hand Held	0.7
Electronic Components-Misc.	0.6
Computers	0.6
Airlines	0.6
Banks-Commercial	0.6
Home Decoration Products	0.6
Computer Services	0.6
Food-Confectionery	0.5
Building Products-Air & Heating	0.5
Commercial Services	0.5
Building & Construction Products-Misc.	0.5
Real Estate Investment Trusts	0.5
Building Products-Wood	0.5
Food-Meat Products	0.5
Retail-Catalog Shopping	0.5
Computers-Memory Devices	0.5
Identification Systems	0.4
Medical-HMO	0.4
Electric Products-Misc.	0.4
Rubber/Plastic Products	0.4
Cable/Satellite TV	0.4
Finance-Investment Banker/Broker	0.4%
Finance-Other Services	0.4
Beverages-Non-alcoholic	0.3
100.1%

* Calculated as a percentage of net assets

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.1%
Aerospace/Defense—1.2%
General Dynamics Corp.	13,326	$2,682,657
Aerospace/Defense-Equipment—2.6%
Arconic, Inc.	68,111	1,213,057
United Technologies Corp.	39,850	4,787,977
		6,001,034
Airlines—0.6%
Delta Air Lines, Inc.	26,570	1,387,485
Auto-Cars/Light Trucks—1.3%
General Motors Co.	77,444	2,845,293
Auto/Truck Parts & Equipment-Original—1.4%
BorgWarner, Inc.	32,298	1,580,664
Lear Corp.	9,026	1,687,591
		3,268,255
Banks-Commercial—0.6%
Hope Bancorp, Inc.	78,013	1,348,845
Banks-Fiduciary—3.1%
Bank of New York Mellon Corp.	130,853	7,132,797
Beverages-Non-alcoholic—0.3%
PepsiCo, Inc.	7,456	752,609
Building & Construction Products-Misc.—0.5%
Louisiana-Pacific Corp.	39,538	1,120,112
Building Products-Air & Heating—0.5%
Johnson Controls International PLC	35,584	1,205,230
Building Products-Wood—0.5%
Masco Corp.	28,360	1,073,993
Cable/Satellite TV—0.4%
DISH Network Corp., Class A†	28,378	952,082
Chemicals-Diversified—1.0%
LyondellBasell Industries NV, Class A	21,206	2,242,110
Commercial Services—0.5%
Nielsen Holdings PLC	36,942	1,161,826
Computer Services—0.6%
International Business Machines Corp.	8,881	1,287,390
Computers—0.6%
HP, Inc.	67,726	1,455,432
Computers-Memory Devices—0.5%
Western Digital Corp.	13,088	1,031,204
Cosmetics & Toiletries—2.4%
Edgewell Personal Care Co.†	41,070	1,809,134
Procter & Gamble Co.	50,380	3,644,489
		5,453,623
Diversified Banking Institutions—2.9%
Bank of America Corp.	138,856	4,154,571
JPMorgan Chase & Co.	21,292	2,316,144
		6,470,715
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations—1.6%
Crane Co.	17,774	$1,486,617
Ingersoll-Rand PLC	25,058	2,102,116
		3,588,733
Electric Products-Misc.—0.4%
Emerson Electric Co.	15,297	1,015,874
Electric-Integrated—2.5%
AES Corp.	196,628	2,406,727
FirstEnergy Corp.	46,470	1,598,568
Xcel Energy, Inc.	34,732	1,626,847
		5,632,142
Electronic Components-Misc.—0.6%
Gentex Corp.	64,673	1,470,664
Electronic Components- Semiconductors—4.4%
Intel Corp.	194,714	10,051,137
Engines-Internal Combustion—1.2%
Cummins, Inc.	16,417	2,624,422
Enterprise Software/Service—1.9%
CA, Inc.	39,456	1,373,069
Oracle Corp.	63,918	2,919,135
		4,292,204
Finance-Investment Banker/Broker—0.4%
Lazard, Ltd., Class A	16,841	916,487
Finance-Mortgage Loan/Banker—1.6%
FNF Group	67,737	2,494,754
PennyMac Financial Services, Inc., Class A†	52,652	1,084,631
		3,579,385
Finance-Other Services—0.4%
CME Group, Inc.	5,417	854,153
Food-Confectionery—0.5%
Hershey Co.	13,617	1,251,947
Food-Meat Products—0.5%
Tyson Foods, Inc., Class A	15,027	1,053,393
Food-Misc./Diversified—3.8%
Campbell Soup Co.	36,467	1,487,124
General Mills, Inc.	33,816	1,479,112
Kellogg Co.	39,858	2,347,636
Kraft Heinz Co.	46,471	2,620,035
Mondelez International, Inc., Class A	15,386	607,747
		8,541,654
Home Decoration Products—0.6%
Newell Brands, Inc.	46,778	1,292,476
Identification Systems—0.4%
Brady Corp., Class A	28,136	1,024,150
Instruments-Controls—2.1%
Honeywell International, Inc.	32,689	4,729,445
Insurance-Life/Health—0.7%
Aflac, Inc.	34,680	1,580,368

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
Insurance-Multi-line—4.6%
Allstate Corp.	25,769	$2,520,724
CNA Financial Corp.	48,646	2,454,677
Loews Corp.	49,599	2,601,963
Voya Financial, Inc.	54,365	2,846,008
		10,423,372
Insurance-Property/Casualty—3.1%
Hanover Insurance Group, Inc.	29,990	3,444,351
Mercury General Corp.	24,146	1,104,197
Travelers Cos., Inc.	18,147	2,388,145
		6,936,693
Investment Management/ Advisor Services—4.4%
Affiliated Managers Group, Inc.	7,180	1,183,695
Franklin Resources, Inc.	93,361	3,140,664
Legg Mason, Inc.	38,556	1,530,673
T. Rowe Price Group, Inc.	35,353	4,023,878
		9,878,910
Medical Labs & Testing Services—0.9%
Quest Diagnostics, Inc.	19,898	2,013,678
Medical-Biomedical/Gene—3.0%
Amgen, Inc.	20,884	3,643,840
Biogen, Inc.†	4,791	1,310,818
Gilead Sciences, Inc.	26,998	1,950,065
		6,904,723
Medical-Drugs—6.8%
Bristol-Myers Squibb Co.	15,524	809,266
Johnson & Johnson	71,009	8,981,929
Pfizer, Inc.	150,751	5,518,994
		15,310,189
Medical-HMO—0.4%
WellCare Health Plans, Inc.†	4,974	1,020,466
Medical-Wholesale Drug Distribution—0.7%
Premier, Inc., Class A†	51,805	1,709,047
Multimedia—3.1%
Time Warner, Inc.	14,992	1,421,242
Twenty-First Century Fox, Inc., Class A	58,158	2,126,256
Walt Disney Co.	33,764	3,387,542
		6,935,040
Networking Products—2.0%
Cisco Systems, Inc.	100,394	4,446,450
Oil Companies-Exploration & Production—3.2%
Antero Resources Corp.†	86,172	1,637,268
Cimarex Energy Co.	22,784	2,291,843
Gulfport Energy Corp.†	181,750	1,690,275
Range Resources Corp.	114,125	1,580,631
		7,200,017
Security Description	Shares	Value (Note 2)
Oil Companies-Integrated—4.5%
Chevron Corp.	17,518	$2,191,677
Exxon Mobil Corp.	101,889	7,921,870
		10,113,547
Oil Refining & Marketing—1.6%
HollyFrontier Corp.	30,008	1,821,185
Valero Energy Corp.	15,658	1,736,942
		3,558,127
Pharmacy Services—2.2%
CVS Health Corp.	22,717	1,586,328
Express Scripts Holding Co.†	43,956	3,327,469
		4,913,797
Publishing-Newspapers—1.3%
News Corp., Class A	180,506	2,884,486
Real Estate Investment Trusts—0.5%
Resource Capital Corp.	114,731	1,119,775
Real Estate Management/Services—1.0%
CBRE Group, Inc., Class A†	21,590	978,243
RE/MAX Holdings, Inc., Class A	23,413	1,267,814
		2,246,057
Retail-Catalog Shopping—0.5%
Qurate Retail Group, Inc., Class A†	44,882	1,050,688
Retail-Discount—1.3%
Walmart, Inc.	33,177	2,934,837
Retail-Drug Store—1.0%
Walgreens Boots Alliance, Inc.	34,610	2,299,834
Rubber/Plastic Products—0.4%
Trinseo SA	13,472	982,782
Semiconductor Components- Integrated Circuits—0.8%
QUALCOMM, Inc.	33,750	1,721,587
Steel-Producers—1.5%
Nucor Corp.	57,102	3,518,625
Telephone-Integrated—2.4%
AT&T, Inc.	114,410	3,741,207
GCI Liberty, Inc., Class A†	19,435	866,801
Verizon Communications, Inc.	17,632	870,139
		5,478,147
Tobacco—2.1%
Philip Morris International, Inc.	45,239	3,709,598
Vector Group, Ltd.	48,537	946,471
		4,656,069
Tools-Hand Held—0.7%
Stanley Black & Decker, Inc.	10,870	1,539,083
Total Long-Term Investment Securities (cost $213,641,134)		224,167,352

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount $2,332,018 collateralized by $2,420,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and having an approximate value of $2,380,789 (cost $ 2,332,000)	$2,332,000	$2,332,000
TOTAL INVESTMENTS (cost $215,973,134)(1)	100.1%	226,499,352
Liabilities in excess of other assets	(0.1)	(215,278)
NET ASSETS	100.0%	$226,284,074

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$224,167,352	$—	$—	$224,167,352
Repurchase Agreements	—	2,332,000	—	2,332,000
	$224,167,352	$2,332,000	$—	$226,499,352

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

AIG Select Dividend Growth Fund

PORTFOLIO PROFILE — April 30, 2018 — (unaudited)

Industry Allocation*
Medical-Drugs	6.6%
Electronic Components-Semiconductors	6.1
Retail-Discount	5.5
Aerospace/Defense	5.4
Diversified Manufacturing Operations	4.5
Oil Refining & Marketing	3.6
Tobacco	3.5
Retail-Regional Department Stores	3.5
Retail-Consumer Electronics	3.2
Networking Products	3.1
Apparel Manufacturers	2.9
Transport-Rail	2.8
Retail-Building Products	2.8
Casino Hotels	2.7
Chemicals-Diversified	2.6
Food-Retail	2.5
Computers	2.5
Commercial Services-Finance	2.5
Insurance-Property/Casualty	2.4
Insurance-Life/Health	2.3
Auto-Cars/Light Trucks	2.3
Telephone-Integrated	2.3
Computer Services	2.3
Engines-Internal Combustion	2.3
Medical-Biomedical/Gene	2.2
Aerospace/Defense-Equipment	2.2
Transport-Services	2.2
Semiconductor Components-Integrated Circuits	2.2
Cosmetics & Toiletries	2.1
Pharmacy Services	2.0
Beverages-Non-alcoholic	2.0
Consumer Products-Misc.	1.9
Food-Misc./Diversified	1.8
Repurchase Agreements	1.4
100.2%

* Calculated as a percentage of net assets

AIG Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—98.8%
Aerospace/Defense—5.4%
Boeing Co.	3,968	$1,323,566
Lockheed Martin Corp.	3,114	999,096
		2,322,662
Aerospace/Defense- Equipment—2.2%
United Technologies Corp.	7,974	958,076
Apparel Manufacturers—2.9%
VF Corp.	15,251	1,233,348
Auto-Cars/Light Trucks—2.3%
Ford Motor Co.	87,177	979,870
Beverages-Non-alcoholic—2.0%
PepsiCo, Inc.	8,284	836,187
Casino Hotels—2.7%
Las Vegas Sands Corp.	15,749	1,154,874
Chemicals-Diversified—2.6%
LyondellBasell Industries NV, Class A	10,559	1,116,403
Commercial Services- Finance—2.5%
Automatic Data Processing, Inc.	9,004	1,063,192
Computer Services—2.3%
International Business Machines Corp.	6,690	969,782
Computers—2.5%
HP, Inc.	49,751	1,069,149
Consumer Products-Misc.—1.9%
Kimberly-Clark Corp.	7,799	807,509
Cosmetics & Toiletries—2.1%
Colgate-Palmolive Co.	13,442	876,822
Diversified Manufacturing Operations—4.5%
3M Co.	4,684	910,523
Eaton Corp. PLC	13,423	1,007,127
		1,917,650
Electronic Components- Semiconductors—6.1%
Intel Corp.	27,336	1,411,084
Texas Instruments, Inc.	11,587	1,175,270
		2,586,354
Engines-Internal Combustion—2.3%
Cummins, Inc.	6,045	966,354
Food-Misc./Diversified—1.8%
General Mills, Inc.	17,744	776,123
Food-Retail—2.5%
Kroger Co.	42,960	1,082,162
Insurance-Life/Health—2.3%
Prudential Financial, Inc.	9,338	992,816
Security Description	Shares	Value (Note 2)
Insurance-Property/ Casualty—2.4%
Travelers Cos., Inc.	7,831	$1,030,560
Medical-Biomedical/Gene—2.2%
Amgen, Inc.	5,493	958,419
Medical-Drugs—6.6%
Bristol-Myers Squibb Co.	16,062	837,312
Johnson & Johnson	7,277	920,468
Pfizer, Inc.	28,512	1,043,824
		2,801,604
Networking Products—3.1%
Cisco Systems, Inc.	29,813	1,320,418
Oil Refining & Marketing—3.6%
Valero Energy Corp.	13,942	1,546,586
Pharmacy Services—2.0%
CVS Health Corp.	12,487	871,967
Retail-Building Products—2.8%
Home Depot, Inc.	6,359	1,175,143
Retail-Consumer Electronics—3.2%
Best Buy Co., Inc.	17,600	1,346,928
Retail-Discount—5.5%
Target Corp.	17,559	1,274,784
Walmart, Inc.	12,144	1,074,258
		2,349,042
Retail-Regional Department Stores—3.5%
Kohl's Corp.	24,018	1,491,998
Semiconductor Components- Integrated Circuits—2.2%
QUALCOMM, Inc.	18,299	933,432
Telephone-Integrated—2.3%
Verizon Communications, Inc.	19,821	978,166
Tobacco—3.5%
Altria Group, Inc.	14,892	835,590
Philip Morris International, Inc.	8,192	671,744
		1,507,334
Transport-Rail—2.8%
Union Pacific Corp.	9,088	1,214,429
Transport-Services—2.2%
United Parcel Service, Inc., Class B	8,296	941,596
Total Long-Term Investment Securities (cost $37,455,267)		42,176,955

AIG Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 04/30/2018, to be repurchased 05/01/2018 in the amount of $608,005 collateralized by $635,000 of United States Treasury Notes, bearing interest at 2.63% due 03/31/2025 and having an approximate value of $624,711 (cost $608,000)	$608,000	$608,000
TOTAL INVESTMENTS (cost $38,063,267)(1)	100.2%	42,784,955
Liabilities in excess of other assets	(0.2)	(64,483)
NET ASSETS	100.0%	$42,720,472

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$42,176,955	$—	$—	$42,176,955
Repurchase Agreements	—	608,000	—	608,000
Total Investments at Value	$42,176,955	$608,000	$—	$42,784,955

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Series"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Series is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Series consists of six separate mutual funds, five of which are included in this report and are currently offered for sale (each a "Fund" and collectively, the "Funds"). With respect to the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each of these Funds has a principal investment technique to invest in a combination of affiliated SunAmerica funds as described below (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Funds are as follows:

AIG Multi-Asset Allocation Fund seeks growth of capital through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund, AIG Global Trends Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in exchange-traded funds ("ETFs"), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Active Allocation Fund seeks growth of capital and conservation of principal through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund, AIG Global Trends Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in ETFs, although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Focused Dividend Strategy Fund seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

AIG Strategic Value Fund seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

AIG Select Dividend Growth Fund seeks capital appreciation, and secondarily, current income by employing a "buy and hold" strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend paying equity securities.

The AIG Asset Allocation Strategy Funds: AIG Multi-Asset Allocation and AIG Active Allocation, ("Strategy Funds") invest in various AIG funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.aig.com/funds.

The Funds are diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective March 1, 2018, Class C shares will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class I shares—  Offered at net asset value per share. The class is offered exclusively for sale to certain institutions.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class B and Class C shares being subject to higher distribution fee rates. Class I and Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services. For the Strategy Funds, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Series' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Series. In addition, pursuant to Indemnification Agreements between the Series and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Series (collectively, the "Disinterested Directors"), the Series provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Series, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Series enters into contracts that contain the obligation to indemnify others. The Series' maximum exposure under these arrangements is unknown. Currently, however, the Series expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of April 30, 2018, is reported on a schedule following each Fund's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of April 30, 2018, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund's Portfolio of Investments and Notes to Financial Statements for more information about a Fund's holdings in repurchase agreements.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected.

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from a Fund's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held. The Strategy Funds invest in a combination of AIG Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Strategy Funds, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Funds and do not include indirect expenses borne by each Strategy Fund in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, and AIG Select Dividend Growth Fund. All other Funds pay annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016 or expected to be taken in each Fund's 2017 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not iso-

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

late the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Series, on behalf of each Fund, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Funds and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Fund to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Fund	Percentage
AIG Multi-Asset Allocation	0.10%
AIG Active Allocation	0.10%
AIG Focused Dividend Strategy	0.60% on the first $1.5 billion
0.50% on the next $1.5 billion
0.40% on assets over $3 billion
AIG Strategic Value	0.75%
AIG Select Dividend Growth	0.75%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Fund	Percentage
AIG Strategic Value Class A	1.72%
AIG Strategic Value Class C	2.37%
AIG Strategic Value Class W	1.52%
AIG Select Dividend Growth Class A	1.72%
AIG Select Dividend Growth Class C	2.37%
AIG Select Dividend Growth Class W	1.52%

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Funds, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

course of the Funds' business. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Fund	Percentage
AIG Multi-Asset Allocation Class A	0.25%
AIG Multi-Asset Allocation Class B	0.90%
AIG Multi-Asset Allocation Class C	0.90%
AIG Multi-Asset Allocation Class I	0.25%
AIG Active Allocation Class A	0.25%
AIG Active Allocation Class B	0.90%
AIG Active Allocation Class C	0.90%
AIG Active Allocation Class I	0.25%

For the six months ended April 30, 2018, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Fund	Class Specific Expenses Reimbursed
AIG Multi-Asset Allocation Class B	$4,990
AIG Multi-Asset Allocation Class I	1,252
AIG Active Allocation Class B	5,618
AIG Active Allocation Class C	158
AIG Active Allocation Class I	7,335
AIG Strategic Value Class W	10,854
AIG Select Dividend Growth Class C	5,582
AIG Select Dividend Growth Class W	6,711

Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waivers and/or reimbursements, provided that the Funds are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

At April 30, 2018, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Class Specific Expenses Reimbursed
Fund	October 31, 2018	October 31, 2019	April 30, 2020
AIG Multi-Asset Allocation Class B	$—	$2,583	$4,990
AIG Multi-Asset Allocation Class I	3,589	3,099	1,252
AIG Active Allocation Class B	6,665	8,285	5,618
AIG Active Allocation Class C	—	—	158
AIG Active Allocation Class I	3,844	17,427	7,335
AIG Strategic Value Class W	—	28,729	10,854
AIG Select Dividend Growth Class C	5,496	14,019	5,582
AIG Select Dividend Growth Class W	5,529	15,968	6,711

The Series, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. Each Fund has adopted a Distribution Plan on behalf of each class of shares of the Funds (other than Class I and Class W shares of each of the Funds and Class A shares of the Strategy Funds) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan of each Fund, as applicable, other than the Strategy Funds, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Funds, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C Plans. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Funds, the Plans provide that each class of shares of each Fund will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended April 30, 2018, ACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Series, on behalf of the AIG Focused Dividend Strategy Fund, AIG Select Dividend Growth Fund and AIG Strategic Value Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2018, ACS earned fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. ACS has advised the Funds that for the six months ended April 30, 2018, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Fund	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
AIG Multi-Asset Allocation	$91,564	$14,618	$62,914	$—	$12,591	$1,355
AIG Active Allocation	60,664	6,080	45,101	32	7,162	971
AIG Focused Dividend Strategy	4,296,293	285,890	3,347,268	39,450	323,584	96,719
AIG Strategic Value	39,743	5,196	28,139	137	—	195
AIG Select Dividend Growth	12,685	1,952	8,655	47	—	—

The Series, on behalf of each Fund, has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, pursuant to which AFS receives a fee from each Fund (except the Strategy Funds) to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2018, the Funds incurred the following expenses,

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

which are included in transfer agent fees payable in the Statements of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

	Expense				Payable at April 30, 2018
Fund	Class A	Class B	Class C	Class W	Class A	Class B	Class C	Class W
AIG Focused Dividend Strategy	$4,992,971	$472,873	$4,094,942	$6,468,161	$766,207	$73,868	$633,866	$1,063,427
AIG Strategic Value	212,569	—	47,108	3,534	38,706	—	2,351	679
AIG Select Dividend Growth	47,045	—	1,984	893	7,268	—	338	187

Note 4.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2018 were as follows:

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
Purchases (excluding U.S. government securities)	$5,483,620	$9,679,708	$3,287,820,320	$105,411,058	$—
Sales (excluding U.S. government securities)	22,525,834	17,401,025	3,782,881,546	120,583,557	2,947,544
Purchases of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. In addition, the AIG Focused Dividend Strategy Fund owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the six months ended April 30, 2018, transactions in these securities were as follows:

AIG Multi-Asset Allocation

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2017	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2018
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$138,982	$—	$17,043,143	$149,580	$1,118,341	$(144,943)	$126,291	$16,055,730
SunAmerica Equity Funds, AIG Japan Fund, Class A	88,082	648,693	10,449,695	742,482	1,302,184	339,718	(1,157,075)	9,072,636
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	301,450	—	12,349,399	1,596,366	847,026	14,082	(188,611)	12,924,210
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	76,922	—	6,408,581	80,998	430,131	(25,694)	(188,764)	5,844,990
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	214,919	—	26,807,164	1,904,750	1,694,053	(88,288)	(520,464)	26,409,109
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	120,823	—	6,699,493	124,899	430,131	13,395	2,493	6,410,149

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2017	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2018
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	$92,984	$639,078	$8,457,166	$736,954	$516,158	$52,551	$(672,644)	$8,057,869
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	204,195	1,520,272	27,927,147	1,740,770	3,620,525	443,629	(679,847)	25,811,174
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	221,753	—	27,387,339	238,056	1,720,525	476,197	(349,536)	26,031,531
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	46,728	—	26,049,758	1,436,560	1,694,053	(856,181)	2,171,789	27,107,873
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	1,167,383	13,774,634	1,175,273	2,843,382	593,176	(1,253,727)	11,445,974
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,218,684	14,916,583	1,227,097	1,677,143	374,793	(777,673)	14,063,657
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	1,053,466	13,232,807	2,048,381	847,026	(168,469)	(917,666)	13,348,027
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	289,917	6,155	13,163,535	304,224	860,263	45,072	(154,508)	12,498,060
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	—	2,843,837	29,160,664	2,860,140	1,720,525	357,607	(2,546,499)	28,111,387
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	424,770	105,902	19,096,636	542,085	1,204,368	103,616	(396,975)	18,140,994
	$2,221,525	$9,203,470	$272,923,744	$16,908,615	$22,525,834	$1,530,261	$(7,503,416)	$261,333,370

†  Includes reinvestment of distributions paid.

AIG Active Allocation

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2017	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2018
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$102,034	$—	$11,323,852	$1,285,660	$1,495,435	$(223,875)	$231,181	$11,121,383
SunAmerica Equity Funds, AIG Japan Fund, Class A	42,286	311,422	4,957,235	426,242	304,174	33,179	(418,193)	4,694,289
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	244,751	—	10,335,194	409,440	963,297	16,336	(161,773)	9,635,900
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	125,091	—	11,045,288	301,800	4,381,482	(237,451)	(112,787)	6,615,368
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	109,791	—	13,495,419	1,333,949	912,524	(67,550)	(244,039)	13,605,255
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	197,386	—	11,051,436	381,692	1,018,246	(27,856)	53,176	10,440,202
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	104,918	722,500	9,439,884	972,488	1,208,348	122,982	(825,498)	8,501,508

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2017	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2018
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	$78,272	$584,224	$10,211,744	$1,222,286	$712,733	$98,944	$(206,333)	$10,613,908
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	119,371	—	14,549,934	840,108	963,435	265,285	(204,138)	14,487,754
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	3,030	—	2,653,366	3,033,037	1,127,216	63,120	75,588	4,697,895
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	1,173,637	13,184,911	1,873,785	901,617	197,414	(901,826)	13,452,667
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,047,642	12,675,223	1,238,096	1,553,318	320,179	(666,249)	12,013,931
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	840,147	10,410,857	1,402,779	703,124	(120,616)	(751,402)	10,238,494
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	68,201	1,448	3,053,921	118,005	202,783	5,656	(31,380)	2,943,419
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	—	882,637	8,939,600	1,514,505	598,424	122,040	(797,458)	9,180,263
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	117,372	29,289	5,211,264	231,285	354,869	31,988	(111,876)	5,007,792
	$1,312,503	$5,592,946	$152,539,128	$16,585,157	$17,401,025	$599,775	$(5,073,007)	$147,250,028

†  Includes reinvestment of distributions paid.

AIG Focused Dividend Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2017	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2018
Macy's, Inc.	$17,864,006	$—	$299,278,374	$147,700,671	$16,654,042	$(2,733,875)	$294,370,127	$721,961,255

At April 30, 2018, AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each owned 5% or more of the outstanding shares of the following Funds:

	Holder
Fund	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund
AIG Strategic Value	11.45%	6.37%
AIG Select Dividend Growth	60.37	24.83

The Strategy Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Strategy Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2017
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
AIG Multi-Asset Allocation	$1,746,733	$(22,912,181)	$17,897,704	$2,634,499	$—
AIG Active Allocation	358,724	(98,415)	13,945,369	1,763,303	—
AIG Focused Dividend Strategy	202,159,072	885,778,457	1,310,383,578	392,771,217	30,380,960
AIG Strategic Value	1,432,231	—	28,265,552	2,866,728	—
AIG Select Dividend Growth	467,234	1,921,837	2,991,088	732,050	702,362

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2017, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward	Unlimited
	2018	ST	LT
AIG Multi-Asset Allocation	$22,912,181	$—	$—
AIG Active Allocation	98,415	—	—
AIG Focused Dividend Strategy	—	—	—
AIG Strategic Value	—	—	—
AIG Select Dividend Growth	—	—	—

As of April 30, 2018, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
Cost (tax basis)	$250,939,082	$138,377,666	$13,273,781,930	$216,213,551	$38,115,460
Appreciation	22,714,525	11,977,551	1,322,518,979	21,152,807	6,311,682
Depreciation	(12,320,237)	(3,105,189)	(963,561,101)	(10,867,006)	(1,642,187)
Net unrealized appreciation (depreciation)	$10,394,288	$8,872,362	$358,957,878	$10,285,801	$4,669,495

On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each series were as follows:

	AIG Multi-Asset Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017		For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,723,736	$31,091,128	876,876	$15,090,816	66,152	$1,215,967	131,023	$2,234,295
Reinvested dividends	195,320	3,545,061	112,183	1,863,358	16,231	294,580	6,481	107,650
Shares redeemed	(767,205)	(14,114,383)	(1,481,241)	(25,430,462)	(114,637)	(2,115,404)	(240,922)	(4,081,352)
Net increase (decrease) in shares outstanding before automatic conversion	1,151,851	20,521,806	(492,182)	(8,476,288)	(32,254)	(604,857)	(103,418)	(1,739,407)
Shares issued/ (reacquired) upon automatic conversion	1,552,842	28,521,359	181,211	3,117,224	(87,261)	(1,595,791)	(181,803)	(3,117,224)
Net increase (decrease)	2,704,693	$49,043,165	(310,971)	$(5,359,064)	(119,515)	$(2,200,648)	(285,221)	$(4,856,631)
	AIG Multi-Asset Allocation Fund
	Class C				Class I
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017		For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	59,447	$1,090,458	139,559	$2,383,245	189	$3,471	2,083	$35,524
Reinvested dividends	73,096	1,325,982	29,365	487,158	421	7,622	197	3,267
Shares redeemed	(1,848,124)	(33,305,775)	(1,361,896)	(23,280,049)	(583)	(10,727)	(710)	(12,148)
Net increase (decrease) in shares outstanding before automatic conversion	(1,715,581)	(30,889,335)	(1,192,972)	(20,409,646)	27	366	1,570	26,643
Shares issued/ (reacquired) upon automatic conversion	(1,469,736)	(26,925,568)	—	—	—	—	—	—
Net increase (decrease)	(3,185,317)	$(57,814,903)	(1,192,972)	$(20,409,646)	27	$366	1,570	$26,643

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

	AIG Active Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017		For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,052,074	$18,349,650	617,839	$10,270,312	26,304	$458,979	60,643	$983,100
Reinvested dividends	89,451	1,570,179	69,958	1,149,903	10,892	189,740	6,363	102,547
Shares redeemed	(497,461)	(8,818,067)	(710,051)	(11,758,477)	(86,860)	(1,532,208)	(159,248)	(2,632,705)
Net increase (decrease) in shares outstanding before automatic conversion	644,064	11,101,762	(22,254)	(338,262)	(49,664)	(883,489)	(92,242)	(1,547,058)
Shares issued/ (reacquired) upon automatic conversion	812,381	14,424,195	74,386	1,231,727	(25,130)	(439,963)	(75,085)	(1,231,727)
Net increase (decrease)	1,456,445	$25,525,957	52,132	$893,465	(74,794)	$(1,323,452)	(167,327)	$(2,778,785)
	AIG Active Allocation Fund
	Class C				Class I
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017		For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	78,026	$1,382,091	161,420	$2,639,448	1,060	$18,867	4,242	$69,885
Reinvested dividends	40,807	713,304	22,464	363,931	630	11,076	470	7,745
Shares redeemed	(981,307)	(17,040,380)	(856,572)	(14,090,412)	(3,467)	(61,672)	(1,885)	(30,953)
Net increase (decrease) in shares outstanding before automatic conversion	(862,474)	(14,944,985)	(672,688)	(11,087,033)	(1,777)	(31,729)	2,827	46,677
Shares issued/ (reacquired) upon automatic conversion	(792,383)	(13,984,232)	—	—	—	—	—	—
Net increase (decrease)	(1,654,857)	$(28,929,217)	(672,688)	$(11,087,033)	(1,777)	$(31,729)	2,827	$46,677

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

	AIG Focused Dividend Strategy Fund
	Class A				Class B
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017		For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	25,921,284	$478,267,701	61,331,212	$1,088,788,397	1,088,743	$20,106,963	2,631,519	$46,448,112
Reinvested dividends	18,371,084	338,131,463	7,381,054	132,810,009	1,579,924	28,886,607	469,871	8,398,723
Shares redeemed	(51,620,027)	(957,587,899)	(115,367,966)	(2,053,617,202)	(2,092,540)	(38,467,649)	(3,289,731)	(58,256,497)
Net increase (decrease) in shares outstanding before automatic conversion	(7,327,659)	(141,188,735)	(46,655,700)	(832,018,796)	576,127	10,525,921	(188,341)	(3,409,662)
Shares issued/ (reacquired) upon automatic conversion	967,985	17,672,937	75,980	1,357,055	(44,739)	(804,624)	(76,592)	(1,357,055)
Net increase (decrease)	(6,359,674)	$(123,515,798)	(46,579,720)	$(830,661,741)	531,388	$9,721,297	(264,933)	$(4,766,717)
	AIG Focused Dividend Strategy Fund
	Class C				Class W
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017		For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,370,971	$246,226,884	31,122,609	$547,222,291	63,945,234	$1,188,206,220	144,451,314	$2,570,684,355
Reinvested dividends	13,999,261	255,679,664	4,337,596	77,434,336	20,117,341	369,569,030	6,431,457	116,022,169
Shares redeemed	(23,962,258)	(436,886,502)	(57,515,970)	(1,017,215,400)	(43,265,574)	(797,925,145)	(69,833,039)	(1,244,233,897)
Net increase (decrease) in shares outstanding before automatic conversion	3,407,974	65,020,046	(22,055,765)	(392,558,773)	40,797,001	759,850,105	81,049,732	1,442,472,627
Shares issued/ (reacquired) upon automatic conversion	(933,317)	(16,868,313)	—	—	—	—	—	—
Net increase (decrease)	2,474,657	$48,151,733	(22,055,765)	$(392,558,773)	40,797,001	$759,850,105	81,049,732	$1,442,472,627

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

	AIG Strategic Value Fund
	Class A
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	879,901	$26,841,238	611,622	$17,731,060
Reinvested dividends	44,938	1,413,749	82,907	2,326,371
Shares redeemed	(522,307)	(16,403,677)	(1,360,517)	(39,215,210)
Net increase (decrease) in shares outstanding before automatic conversion	402,532	11,851,310	(665,988)	(19,157,779)
Shares issued/ (reacquired) upon automatic conversion	364,917	11,496,040	—	—
Net increase (decrease)	767,449	$23,347,350	(665,988)	$(19,157,779)

	AIG Strategic Value Fund
	Class C				Class W
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017		For the six months ended April 30, 2018 (unaudited)		For the period April 20, 2017@ through October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,551	$363,275	35,926	$938,950	59,301	$1,871,483	89,887	$2,606,055
Reinvested dividends	4,195	122,358	14,438	376,108	621	19,533	—	—
Shares redeemed	(978,109)	(27,528,830)	(432,503)	(11,388,462)	(22,649)	(711,401)	(5,636)	(164,664)
Net increase (decrease) in shares outstanding before automatic conversion	(961,363)	(27,043,197)	(382,139)	(10,073,404)	37,273	1,179,615	84,251	2,441,391
Shares issued/ (reacquired) upon automatic conversion	(394,195)	(11,496,040)	—	—	—	—	—	—
Net increase (decrease)	(1,355,558)	$(38,539,237)	(382,139)	$(10,073,404)	37,273	$1,179,615	84,251	$2,441,391

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

	AIG Select Dividend Growth Fund
	Class A				Class C
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017		For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	88,657	$1,553,073	128,178	$2,064,079	18,657	$322,120	41,708	$673,798
Reinvested dividends	150,604	2,560,103	83,225	1,361,928	5,826	98,743	2,228	36,382
Shares redeemed	(281,625)	(4,849,440)	(438,064)	(7,056,808)	(15,217)	(263,460)	(18,507)	(298,897)
Net increase (decrease) in shares outstanding before automatic conversion	(42,364)	(736,264)	(226,661)	(3,630,801)	9,266	157,403	25,429	411,283
Shares issued/ (reacquired) upon automatic conversion	1,486	25,487	—	—	(1,495)	(25,487)	—	—
Net increase (decrease)	(40,878)	$(710,777)	(226,661)	$(3,630,801)	7,771	$131,916	25,429	$411,283

	AIG Select Dividend Growth Fund
	Class W
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	27,922	$486,380	75,710	$1,226,484
Reinvested dividends	2,518	42,634	1,924	31,396
Shares redeemed	(4,195)	(73,353)	(56,239)	(893,317)
Net increase (decrease) in shares outstanding before automatic conversion	26,245	455,661	21,395	364,563
Shares issued/ (reacquired) upon automatic conversion	—	—	—	—
Net increase (decrease)	26,245	$455,661	21,395	$364,563

@  Inception date of class

Note 8.  Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Series' custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended April 30, 2018, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
AIG Strategic Value	5	$432	$1,100,231	2.80%
AIG Select Dividend Growth	1	147	1,692,693	3.13%

As of April 30, 2018, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2018, none of the Funds participated in this program.

Note 10.  Subsequent Event

On June 5, 2018, the Board of the Series approved the liquidation of the Class I shares of the AIG Multi-Asset Allocation and AIG Active Allocation Funds (the "Funds"), on or about September 7, 2018 (the "Liquidation Date"). Any Class I shares outstanding as of the Liquidation Date will be automatically redeemed by the Funds on that date and shareholders will receive proceeds equal to the net asset value of their Class I shares. The AIG Multi-Asset Allocation Fund does not currently accept orders to buy Class I shares from new investors and only accepts reinvestments of dividends and capital gain distributions from existing investors. Class I shares of the AIG Active Allocation Fund are offered exclusively to participants in certain retirement plans and other programs and will be closed to new investments after the close of business on August 31, 2018. The Funds will continue to accept reinvestments of dividends and capital gain distributions through the Liquidation Date.

SUPPLEMENT TO THE PROSPECTUS

THIS SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT.

SUNAMERICA SERIES, INC.

AIG Active Allocation Fund
AIG Multi-Asset Allocation Fund
(each, a "Fund" and together, the "Funds")

Supplement dated June 22, 2018 to the
Summary Prospectuses, Prospectus and Statement of Additional Information,
each dated February 28, 2018, as supplemented and amended to date

On June 5, 2018, the Board of Trustees of SunAmerica Specialty Series (the "SAST Board") approved a proposal to close AIG Global Trends Fund (the "Global Trends Fund"), a series of SunAmerica Specialty Series, to new and subsequent investments and thereafter to liquidate and dissolve the Global Trends Fund on or about July 27, 2018 (the "Liquidation").

As a result of the Liquidation, each Fund will no longer invest in the Global Trends Fund. Accordingly, effective July 27, 2018, all references relating to each Fund investing in the Global Trends Fund and the risks associated with such investment are deleted from the Fund's Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President
and Chief Executive Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Tim Pettee, Vice President

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.
303 W 11th Street
Kansas City, MO 64105

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to securities held in the Funds which is available in the Series' Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Funds voted proxies relating to securities held in the SunAmerica Series, Inc. Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Series' Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.aig.com/funds
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

FOSAN - 4/18

aig.com/funds

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 6, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 6, 2018